FIRST INVESTORS LIFE SERIES FUNDS
40 Wall Street
New York, New York 10005
212-858-8000

July 7, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	First Investors Life Series Funds
First Investors Life Series Limited Duration High Quality Bond Fund (the "Fund")
File Nos. 002-98409; 811-04325

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to the Fund, a series of First Investors Life Series Funds, does not differ from that contained in Post-Effective Amendment No. 65 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on June 25, 2014.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Mary Carty
Mary Carty
Secretary of First Investors
Life Series Funds